Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	RIVERPARK FUNDS TRUST
CIK	dei_EntityCentralIndexKey	0001494928
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan. 28, 2016
Effective Date	dei_DocumentEffectiveDate	Jan. 29, 2016
Prospectus Date	rr_ProspectusDate	Jan. 29, 2016
RiverPark Large Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Section RiverPark Large Growth Fund Retail Class Shares Institutional Class Shares Class C Shares* * Class C Shares are not currently being offered for sale to investors.
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The RiverPark Large Growth Fund (“RiverPark Growth” or the “Fund”) seeks long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	30.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

RiverPark Growth seeks long-term capital appreciation by investing in equity securities of large capitalization companies that RiverPark believes have above-average growth prospects. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of large capitalization companies. The Fund invests primarily in common stocks. The Fund considers companies with market capitalizations in excess of $5 billion to be large capitalization companies. RiverPark uses a fundamental research driven approach to identify those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium-and long-term and seeks to buy stock in those companies at attractive valuations. The Fund invests primarily in the securities of U.S. companies, but it may also invest outside the U.S.

The Fund invests in industries that RiverPark believes are the beneficiaries of long-term secular changes in the global economy and companies within those industries that are gaining market share and have, what RiverPark believes to be, long-term sustainable competitive advantages and positions protected by strong barriers to entry. RiverPark seeks companies with latent pricing power, expanding free cash flow and a high return on invested capital. RiverPark also looks for companies with strong and experienced management teams with clear business objectives. RiverPark believes it can gain an investment advantage not only through its primary research and by developing conviction in business models, but also because it invests with a long-term time horizon.

RiverPark’s investment process includes several well-defined steps. First, RiverPark frames the investment opportunity by analyzing the investment characteristics of both the industry and the specific company with a focus on the medium- and long-term secular and structural dynamics involved, such as sustainable competitive advantages, barriers to entry, technological innovation, changes in government regulation and demographic trends. The next step includes fundamental research, including company visits and primary research of competitors, customers and suppliers, as RiverPark seeks to gain conviction in both the competitive dynamics within the industry and the reputation, skill and drive of the management team. Finally, RiverPark creates and maintains detailed, proprietary financial models of the revenues, earnings and cash flows of each potential investment and establishes price targets that encompass its view of the company’s future enterprise value. RiverPark’s purchase and sell disciplines are driven by combining its own proprietary projections of the future fundamentals of a business with what it believes are conservative valuation metrics. Generally, a security will be sold from the portfolio when RiverPark believes its assessment of the security’s intrinsic value has been realized, when the security is underperforming, or when its risk management or industry concentration guidelines suggest reducing the position.

RiverPark’s goal is to invest only when it can firmly establish conviction in the business prospects of the company and when it believes valuations are compelling. RiverPark looks for the opportunity to invest in its high conviction ideas at times when it believes a company’s prospects are misunderstood by other investors or analysts, the markets react to short-term events, and/or business models change.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

RiverPark Growth is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Equity Securities Risks. The Fund invests primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund investments, regardless of the performance or expected performance of companies in which the Fund invests.

Foreign Securities Risk. The Fund may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

Growth Stock Risk. The Fund invests in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Market Risk. Because the Fund invests a substantial portion of its assets in common stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Management Risk. Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

See “Description of Principal Risks” beginning on page 65 for a discussion of each of these risks.

May Lose Money	rr_RiskLoseMoney	RiverPark Growth is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-564-4517
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (as of December 31) Institutional Class (RPXIX)
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the highest quarterly return was 20.09% for the quarter ended March 31, 2012, and the lowest quarterly return was (11.34%) for the quarter ended September 30, 2011.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.34%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Institutional Class Shares only.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below shows how the Fund’s average annual return for the calendar year and the five years ended December 31, 2015 and since inception of the Fund’s operations (i.e. September 30, 2010), compared to that of the Fund’s benchmarks, Russell 1000 Growth Index and S&P 500 Total Return Index:

Performance Table Closing	rr_PerformanceTableClosingTextBlock	Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.
RiverPark Large Growth Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RPXFX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Recoupment of fees waived and/or expenses reimbursed	riverpark_FeeRecoupment	0.02%	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	397
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	686
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,511
1 Year	rr_AverageAnnualReturnYear01	(3.34%)
5 Years	rr_AverageAnnualReturnYear05	11.08%
Since Inception	rr_AverageAnnualReturnSinceInception	12.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Large Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RPXIX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Recoupment of fees waived and/or expenses reimbursed	riverpark_FeeRecoupment	0.05%	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 102
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	318
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	552
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,225
2011	rr_AnnualReturn2011	1.48%
2012	rr_AnnualReturn2012	21.77%
2013	rr_AnnualReturn2013	36.71%
2014	rr_AnnualReturn2014	4.65%
2015	rr_AnnualReturn2015	(3.08%)
1 Year	rr_AverageAnnualReturnYear01	(3.08%)
5 Years	rr_AverageAnnualReturnYear05	11.37%
Since Inception	rr_AverageAnnualReturnSinceInception	12.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Large Growth Fund | C Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Recoupment of fees waived and/or expenses reimbursed	riverpark_FeeRecoupment	0.05%	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 203
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	627
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,078
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,327
RiverPark Large Growth Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.47%)	[3]
5 Years	rr_AverageAnnualReturnYear05	10.96%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	12.21%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[3]
RiverPark Large Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.42%)	[3]
5 Years	rr_AverageAnnualReturnYear05	8.97%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.03%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[3]
RiverPark Large Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	13.53%
Since Inception	rr_AverageAnnualReturnSinceInception	15.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Large Growth Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	14.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark/Wedgewood Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Section RiverPark/Wedgewood Fund Retail Class Shares Institutional Class Shares Class C Shares* * Class C Shares are not currently being offered for sale to investors.
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The RiverPark/Wedgewood Fund (“RiverPark/Wedgewood” or the “Fund”) seeks long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	24.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

RiverPark/Wedgewood seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that Wedgewood Partners, Inc., the Fund’s sub-adviser (“Wedgewood”), believes have above-average growth prospects. The Fund invests primarily in common stocks. The Fund considers companies with market capitalizations in excess of $5 billion to be large capitalization companies. The Fund is non-diversified and invests in a limited number of companies, generally holding securities of between 19 and 21 companies. The Fund invests primarily in the securities of U.S. companies, but it may also invest outside of the U.S.

Wedgewood seeks investments in market leaders with dominant products or services that are irreplaceable or lack substitutes in today’s economy. Wedgewood invests for the long-term, and expects to hold securities, in many cases, for more than 5 years.

Wedgewood’s investment process involves rigorous qualitative and quantitative inputs as well as a strict valuation and risk discipline. Wedgewood’s quantitative process seeks to differentiate among the 500-600 largest companies to separate those which exhibit factors such as above-average returns on equity, returns on capital, cash flow returns on investment, earnings per share growth and revenue growth. The qualitative process then focuses on the sustainability of the company’s business model with particular emphasis on barriers to entry, competition and relative buyer/supplier leverage. Wedgewood next uses a valuation model to forecast future performance for sales, earnings and financial position to create absolute valuation projections for the company’s intrinsic value seeking to invest in a focused (19-21 securities) portfolio of its highest conviction ideas. Positions are reduced or eliminated from the portfolio over time when long-term growth rates fall below Wedgewood’s expectations, a superior opportunity becomes available and/or appreciation results in an excessively large holding in the portfolio.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

RiverPark/Wedgewood is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Equity Securities Risks. The Fund invests primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund investments, regardless of the performance or expected performance of companies in which the Fund invests.

Foreign Securities Risk.. The Fund may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

Growth Stock Risk. The Fund invests in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Market Risk. Because the Fund invests a substantial portion of its assets in common stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Management Risk. Management risk means that the sub-adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Non-Diversified Portfolio Risk. RiverPark/Wedgewood is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than if it were diversified. This means that increases or decreases in the value of any of the individual securities owned by the Fund may have a greater impact on the Fund’s net asset value and total return than would be the case in a diversified fund which would likely hold more securities. Therefore, the Fund’s value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

See “Description of Principal Risks” beginning on page 65 for a discussion of each of these risks.

May Lose Money	rr_RiskLoseMoney	RiverPark/Wedgewood is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. RiverPark/Wedgewood is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than if it were diversified. This means that increases or decreases in the value of any of the individual securities owned by the Fund may have a greater impact on the Fund’s net asset value and total return than would be the case in a diversified fund which would likely hold more securities. Therefore, the Fund’s value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-564-4517
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (as of December 31) Institutional Class (RWGIX)
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the highest quarterly return was 18.23% for the quarter ended March 31, 2012 and the lowest quarterly return was (9.39%) for the quarter ended September 30, 2011.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.39%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Institutional Class Shares only.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below shows how the Fund’s average annual return for the calendar year and five years ended December 31, 2015 and since inception of the Fund’s operations (i.e. September 30, 2010), compared to that of the Fund’s benchmarks, Russell 1000 Growth Index and S&P 500 Total Return Index:

Performance Table Closing	rr_PerformanceTableClosingTextBlock	Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.
RiverPark/Wedgewood Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWGFX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 118
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	368
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	638
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,409
1 Year	rr_AverageAnnualReturnYear01	(6.63%)
5 Years	rr_AverageAnnualReturnYear05	11.11%
Since Inception	rr_AverageAnnualReturnSinceInception	12.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark/Wedgewood Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWGIX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 87
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	271
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	471
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,049
2011	rr_AnnualReturn2011	6.14%
2012	rr_AnnualReturn2012	21.68%
2013	rr_AnnualReturn2013	29.46%
2014	rr_AnnualReturn2014	9.55%
2015	rr_AnnualReturn2015	(6.82%)
1 Year	rr_AverageAnnualReturnYear01	(6.82%)
5 Years	rr_AverageAnnualReturnYear05	11.28%
Since Inception	rr_AverageAnnualReturnSinceInception	12.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark/Wedgewood Fund | C Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 188
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	582
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,001
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,169
RiverPark/Wedgewood Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.90%)	[5]
5 Years	rr_AverageAnnualReturnYear05	10.61%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	11.63%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[5]
RiverPark/Wedgewood Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.15%)	[5]
5 Years	rr_AverageAnnualReturnYear05	8.88%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	9.74%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[5]
RiverPark/Wedgewood Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	13.53%
Since Inception	rr_AverageAnnualReturnSinceInception	15.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark/Wedgewood Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	14.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Short Term High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Section RiverPark Short Term High Yield Fund Retail Class Shares Institutional Class Shares The Fund is currently not available for sale.
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The RiverPark Short Term High Yield Fund (“RiverPark Short Term” or the “Fund”) seeks high current income and capital appreciation consistent with the preservation of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	90.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

RiverPark Short Term seeks high current income and capital appreciation consistent with the preservation of capital by investing in short term debt, preferred stock, convertible bonds, bank loans and high yield bonds (collectively, “Securities”), such as securities issued by the U.S. Government, its agencies and instrumentalities, or corporate bonds or notes that Cohanzick Management, LLC (“Cohanzick”), RiverPark Short Term’s sub-adviser, deems appropriate for the Fund’s investment objective. Under normal circumstances, RiverPark Short Term will invest no less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield Securities rated BB or below by a Rating Agency or, if unrated, determined by Cohanzick to be of comparable quality. The Fund will maintain a dollar-weighted average effective maturity of no more than three years. However, the Fund may invest up to 25% of its assets in Securities that have not been called or tendered having a maturity date in excess of three years. The effective maturity of a Security will be defined as the shorter of the contractual maturity of a security or the date Cohanzick reasonably believes that because of a Qualifying Feature (as described below) a Security will be redeemed earlier than the contractual maturity date. “Qualifying Feature” means any of the following: (a) an announcement, or when Cohanzick reasonably believes such an announcement will be made, of the issuer such as an issuer announcement of an early redemption; (b) a relevant contractual feature of the Security, such as provisions allowing holders a mandatory put date; (c) a specific attribute of such Security such as contractual sinking fund requirements and/or cash flow sweeps.

In addition to considering economic factors such as the effect of interest rates on RiverPark Short Term’s investments, Cohanzick applies a “bottom up” approach in choosing investments. This means that Cohanzick looks at income-producing Securities one at a time to determine if a Security is an attractive investment opportunity and if it is consistent with the Fund’s investment objective. If Cohanzick is unable to find such investments, the Fund’s uninvested assets may be held in cash or similar investments, subject to the Fund’s specific investment objective. Securities are generally held in the Fund’s portfolio until maturity or effective maturity. However, a Security may be sold prior to maturity. For example, a Security may be sold prior to maturity in light of a corporate action or announcement affecting the issuer. In addition, a Security may be purchased at a discount and/or sold prior to maturity where Cohanzick believes it is advantageous to do so.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

RiverPark Short Term is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Risks of Investing in Fixed Income Securities. The Fund invests a significant portion of its assets in fixed income securities. Fixed income securities are subject to credit risk and market risk, including interest rate risk. Credit risk is the risk of the issuer’s inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. There is no limitation on the maturities of fixed income securities in which the Fund invests. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

Fixed Income Securities Market Risk. Difficult conditions in the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for fixed income securities. Liquidity relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund’s books. To the extent that the market for fixed income securities suffers such a contraction, securities that were considered liquid at the time of investment could become temporarily illiquid, and the Adviser or sub-adviser may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund. There is no way to predict reliably when such market conditions could re-occur or how long such conditions could persist.

In the event of a severe market contraction precipitated by general market turmoil, economic conditions, changes in prevailing interest rates or otherwise, coupled with extraordinary levels of Fund shareholder redemption requests, the Fund may have to consider selling its holdings at a loss including at prices below the current value on the Fund’s books, borrowing money to satisfy redemption requests in accordance with the Fund’s borrowing policy, suspending redemptions or postponing payment of redemption requests for up to seven days or longer, as permitted by applicable law, or other extraordinary measures. In addition, if the Fund needed to sell large blocks of investments to meet shareholder redemption requests or to raise cash, those sales could further reduce prices, particularly for lower-rated and unrated securities.

Interest Rate Risk. The prices of securities in general and fixed-income securities in particular tend to be sensitive to interest rate fluctuations. Unexpected fluctuations in interest rates can result in significant changes in the prices of fixed-income securities. In addition, interest rate increases generally will increase the interest carrying costs of borrowed securities and leveraged investments. To the extent that interest rate assumptions underlie the hedge ratios implemented in hedging a particular position, fluctuations in interest rates could invalidate those underlying assumptions and expose a Fund’s assets to losses. Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the Fund earns on its floating rate investments.

Credit Risk. Debt portfolios are subject to credit risk. Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt obligations which are rated by rating agencies are often reviewed and may be subject to downgrade.

Below Investment Grade Securities Risks. The Fund invests in fixed-income instruments which are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody’s Investors Service, Inc. and Standard & Poor’s Corporation and accordingly involve great risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and ask prices of such securities may be greater than those prevailing in other securities markets. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

High-Yield Securities Risks. The Fund invests principally in high-yield securities. Such securities are generally not exchange-traded and, as a result, these instruments trade in a smaller secondary market than exchange-traded bonds. In addition, the Fund invests in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments. High-yield securities that are below investment grade or unrated face ongoing uncertainties and exposure to adverse business, financial or economic conditions which could lead to the issuer’s inability to meet timely interest and principal payments. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Companies that issue such securities are often highly leveraged and may not have available to them more traditional methods of financing. It is possible that a major economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is possible that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities.

Risks of Investing in Loans. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle. The Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. The typical practice of a lender in relying exclusively or primarily on reports from the borrower may involve the risk of fraud, misrepresentation, or market manipulation by the borrower. It is unclear whether U.S. federal securities law protections are available to an investment in a loan. In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. However, contractual provisions in the loan documents may offer some protections, and lenders may also avail themselves of common-law fraud protections under applicable state law.

Risks Associated with Investments in Distressed Securities. The Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Fund, they involve a substantial degree of risk. Any one or all of the issuers of the securities in which the Fund may invest may be unsuccessful or not show any return for a considerable period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Fund’s sub-adviser will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than the Fund’s original investment. Under such circumstances, the returns generated from the Fund’s investments in distressed securities may not adequately compensate for the risks assumed. In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investment in any instrument, and a significant portion of the obligations and preferred stock in which the Fund invests may be less than investment grade.

Foreign Securities Risk. The Fund may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

Management Risk. Management risk means that the Adviser’s or sub-adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Portfolio Turnover Risk. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

See “Description of Principal Risks” beginning on page 65 for a discussion of each of these risks.

May Lose Money	rr_RiskLoseMoney	RiverPark Short Term is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-564-4517
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (as of December 31) Institutional Class (RPHIX)
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the highest quarterly return was 1.65% for the quarter ended December 31, 2011 and the lowest quarterly return was (0.29%) for the quarter ended September 30, 2015.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.29%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Institutional Class Shares only
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below shows how the Fund’s average annual return for the calendar year and five years ended ended December 31, 2015 and since inception of the Fund’s operations (i.e. September 30, 2010) compared to that of the Fund’s benchmarks (BofA Merrill Lynch 1-3 Year U.S. Corporate Bond Index, BofA Merrill Lynch 1 Year U.S. Treasury Index and BofA Merrill Lynch 0-3 Year U.S. High Yield Index Excluding Financials):

Performance Table Closing	rr_PerformanceTableClosingTextBlock	Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.
RiverPark Short Term High Yield Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RPHYX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 120
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	375
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	649
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,432
1 Year	rr_AverageAnnualReturnYear01	0.86%
5 Years	rr_AverageAnnualReturnYear05	2.99%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Short Term High Yield Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RPHIX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 89
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	278
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	482
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,073
2011	rr_AnnualReturn2011	4.09%
2012	rr_AnnualReturn2012	4.44%
2013	rr_AnnualReturn2013	3.64%
2014	rr_AnnualReturn2014	3.11%
2015	rr_AnnualReturn2015	1.22%
1 Year	rr_AverageAnnualReturnYear01	1.22%
5 Years	rr_AverageAnnualReturnYear05	3.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Short Term High Yield Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.15%)	[7]
5 Years	rr_AverageAnnualReturnYear05	1.78%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[7]
RiverPark Short Term High Yield Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.69%	[7]
5 Years	rr_AverageAnnualReturnYear05	1.90%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[7]
RiverPark Short Term High Yield Fund | BofA Merrill Lynch 1-3 Year U.S. Corporate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.01%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Short Term High Yield Fund | BofA Merrill Lynch 1 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.15%
5 Years	rr_AverageAnnualReturnYear05	0.28%
Since Inception	rr_AverageAnnualReturnSinceInception	0.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Short Term High Yield Fund | BofA Merrill Lynch 0-3 Year U.S. High Yield Index Excluding Financials (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.60%)
5 Years	rr_AverageAnnualReturnYear05	3.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Long/Short Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Section RiverPark Long/Short Opportunity Fund Retail Class Shares Institutional Class Shares Class C Shares* * Class C Shares are not currently being offered for sale to investors.
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The RiverPark Long/Short Opportunity Fund (“RiverPark Long/Short” or the “Fund”) seeks long-term capital appreciation while managing downside volatility.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	35.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

RiverPark Long/Short Opportunity Fund seeks long-term capital appreciation while managing downside volatility by investing long in equity securities that RiverPark believes have above-average growth prospects and selling short equity securities the Adviser believes are competitively disadvantaged over the long term. The Fund invests primarily in the securities of U.S. companies, but it may also invest outside the U.S. The Fund limits its investments in the securities of foreign issuers to no more than 15% of its assets. The equity securities in which the Fund invests are primarily common stocks. The Fund may invest in the equity securities of issuers with small, medium or large market capitalizations.

The Fund is an opportunistic long/short investment fund. The Fund’s investment goal is to achieve above average rates of return with less volatility and less downside risk as compared to U.S. equity markets. The Fund seeks to accomplish its objective through in depth, long-term, fundamental research. The Fund focuses its research on what the Adviser believes to be the dominant secular, economic and demographic changes in society. The Adviser seeks to identify the industries and companies most affected, positively or negatively, by these changes. On the long side, the Adviser seeks to identify those companies that the Adviser believes have strong growth prospects, best in class management teams, strong pricing power, large market opportunities and high returns on capital. The Adviser uses a fundamental research driven approach to identify those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium and long term and seeks to buy stock in companies at attractive valuations. In addition, on the short side, the Adviser seeks to identify those companies that the Adviser believes have low quality management teams, a history of poor capital allocation, are losing competitive and pricing advantage and may have contracting earnings for the foreseeable future. The Adviser then employs a value discipline in constructing the Fund’s portfolio and seeks to purchase and/or sell short securities if and only if the Adviser believes that the current price does not properly reflect the company’s long term prospects and risks.

Individual company derivatives may be used to enhance the risk return profile of specific investment opportunities, and market index derivatives may be employed to manage market and industry exposure. The types of derivatives in which the Fund may invest include call options, put options and swap contracts. The Fund will primarily use options, calls and puts, to make investments that have less downside risk as compared to investment directly in the equities underlying the option. The Fund does not intend to use options for the purpose of gaining leverage to any material degree. Examples of strategies that the Fund may pursue using options include: (i) selling calls on existing positions, (ii) selling puts in cases where a decline in the value of a stock would trigger the Adviser’s decision to purchase the stock pursuant to the Fund’s strategy, (iii) purchasing calls where the Adviser perceives there to be significant downside risk associated with the underlying stock, and (iv) purchasing puts to hedge existing long positions. The Fund may also use swaps when the Adviser determines such contracts to be a cost effective and more efficient manner to gain exposure to securities as compared to direct investment in the underlying security.

The Fund may sell securities short so long as, as a result of that sale, the current value of securities sold short by the Fund does not exceed 50% of the value of its gross assets (including the amounts borrowed) and 100% of the value of its net assets. The amount of shorts in the portfolio at any given time will be dependent on finding attractively priced short ideas and the desire to manage the overall net market exposure of the Fund. Additionally, the Fund’s principal investment strategy may include borrowing so long as the Fund limits its borrowing to no more than 30% of its total assets (including the amounts borrowed). Selling securities short and borrowing are considered forms of leverage.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Equity Securities Risks. The Fund invests primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests.

Risks of Using Leverage and Short Sales. The Fund may use leverage. Leverage is the practice of borrowing money to purchase securities. These investment practices involve special risks. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

Growth Stock Risk. The Fund invests in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Market Risk. Because the Fund invests a substantial portion of its assets in common stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Small and Medium Capitalization Company Risk. The Fund may invest in the securities of smaller capitalization companies which may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies. This may cause the Fund’s share price to be more volatile when compared to investment companies that focus only on large capitalization companies. Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Funds may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Foreign Securities Risk. The Fund may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. Investments in foreign securities involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

Management Risk. Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Options Risk. The Fund will expose investors to the risks inherent in trading options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase both the profit potential and the risk associated with the Fund’s trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility.

Selling options creates additional risks. The seller of a “naked” call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option.

The seller of a “naked” put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option.

Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to the Fund.

Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the reference assets and short sales. Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset because, in addition to general market risks, swaps are also subject to illiquidity risk, counterparty risk, credit risk and valuation risk. Because they are two-party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and valued subjectively. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise. As a registered investment company, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other approved measures to “cover” open positions with respect to certain kinds of derivatives instruments. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the SEC’s positions regarding asset segregation.

Portfolio Turnover Risk. The Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in options, may have the effect of increasing the annual rate of portfolio turnover of the Funds. A high portfolio turnover rate will result in greater brokerage commissions and transaction costs. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

See “Description of Principal Risks” beginning on page 65 for a discussion of each of these risks.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The performance information for periods prior to March 30, 2012 shown below is for the Fund’s predecessor partnership (RiverPark Opportunity Fund, LLC). The predecessor partnership was merged into and reorganized as the Fund, a series of RiverPark Funds Trust, as of March 30, 2012. The merger and reorganization of the predecessor partnership into the Fund was for purposes entirely unrelated to the establishment of a performance record. The Fund is managed by the same portfolio manager and in a manner that is in all material respects equivalent to the management of the predecessor partnership since its inception on September 30, 2009. During its operating history, the predecessor partnership’s investment policies, objectives, guidelines and restrictions were in all material respects equivalent to the Fund’s. The information for periods prior to March 30, 2012 shows how the predecessor partnership’s performance varied from year to year, and reflects the actual fees and expenses that were charged when the Fund was a partnership. When the Fund was a partnership, it charged certain investors a 20% performance fee and capped its non-performance related expenses at 2% at annual rates. The Fund does not charge a performance fee. If the annual returns for the predecessor partnership were charged the same fees and expenses as the Fund, the annual returns for the predecessor partnership would have been higher. From its inception on September 30, 2009 through March 30, 2012, the predecessor partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act or the Code, which if they had been applicable, might have adversely affected its performance. The information below provides some indications of the risks of investing in the Fund. Comparison of performance to an appropriate index indicates how the Fund’s and the predecessor partnership’s average annual returns compare with those of a broad measure of market performance. The Fund’s and the predecessor partnership’s past performance is not necessarily an indication of how the Fund will perform in the future. Past performance (before and after taxes) is no guarantee of future results.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-564-4517
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s and the predecessor partnership’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (as of December 31) Institutional Class (RLSIX)
Bar Chart, Closing	rr_BarChartClosingTextBlock

1 Prior to March 30, 2012, the Fund was a private partnership and had one class of shares.

During the period of time shown in the bar chart, the highest quarterly return was 21.05% for the quarter ended March 31, 2012 and the lowest quarterly return was (7.43%) for the quarter ended September 30, 2015.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.43%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Institutional Class Shares only.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below shows how the Fund’s average annual return for the calendar year and five years ended December 31, 2015 and since inception of the Fund’s predecessor partnership (September 30, 2009) compared to that of the Fund’s benchmarks (S&P 500 Total Return Index and Morningstar Long/Short Equity Category (sourced from Morningstar Principia)):

Performance Table Closing	rr_PerformanceTableClosingTextBlock	Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.
RiverPark Long/Short Opportunity Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLSFX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expense on Securities Sold Short	riverpark_DividendAndInterestExpenseShortSales	1.16%
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.19%
Recoupment of fees waived and/or expenses reimbursed	riverpark_FeeRecoupment	(0.03%)	[9]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.16%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 319
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	980
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,666
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 3,492
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Years	rr_AverageAnnualReturnYear05	6.90%
Since Inception	rr_AverageAnnualReturnSinceInception	6.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
RiverPark Long/Short Opportunity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLSIX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expense on Securities Sold Short	riverpark_DividendAndInterestExpenseShortSales	1.16%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.00%
Recoupment of fees waived and/or expenses reimbursed	riverpark_FeeRecoupment	0.01%	[9]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.01%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 304
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	930
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,582
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 3,327
2010	rr_AnnualReturn2010	4.65%
2011	rr_AnnualReturn2011	8.48%
2012	rr_AnnualReturn2012	18.90%
2013	rr_AnnualReturn2013	12.02%
2014	rr_AnnualReturn2014	(3.94%)
2015	rr_AnnualReturn2015	0.57%
1 Year	rr_AverageAnnualReturnYear01	0.38%
5 Years	rr_AverageAnnualReturnYear05	6.75%
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
RiverPark Long/Short Opportunity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend and Interest Expense on Securities Sold Short	riverpark_DividendAndInterestExpenseShortSales	1.16%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.00%
Recoupment of fees waived and/or expenses reimbursed	riverpark_FeeRecoupment	0.01%	[9]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	4.01%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 403
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,221
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,055
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 4,214
RiverPark Long/Short Opportunity Fund | Return After Taxes on Distributions | Retail Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.57%	[10]
5 Years	rr_AverageAnnualReturnYear05	none	[10],[11]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[10],[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009	[10]
RiverPark Long/Short Opportunity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Retail Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.32%	[10]
5 Years	rr_AverageAnnualReturnYear05	none	[10],[11]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[10],[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009	[10]
RiverPark Long/Short Opportunity Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	13.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
RiverPark Long/Short Opportunity Fund | Morningstar Long/Short Equity Category (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
RiverPark Focused Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Section RiverPark Focused Value Fund Retail Class Shares Institutional Class Shares Class C Shares* * Class C Shares are not currently being offered for sale to investors.
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	RiverPark Focused Value Fund (“RiverPark Value” or the “Fund”) seeks long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate, on a non-annualized basis, was 14% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	14.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

RiverPark Value seeks long-term capital appreciation by investing in equity securities of companies that RiverPark Advisors, LLC, the Fund’s investment adviser (“RiverPark” or the “Adviser”), believes, based on the Adviser’s internal research, are trading at substantial discounts to intrinsic value. This intrinsic value determination is derived from a detailed, independent assessment of a company’s current financial and strategic position and projections about future revenue, profitability and capital structure.

Under normal circumstances, the Fund will invest primarily in the securities of U.S. companies with market capitalizations in excess of $10 billion (“Large Capitalization Companies”), but it may also invest in the securities of smaller companies and companies outside the U.S.

In selecting its investments, the Adviser will buy when it determines that securities are selling at a substantial discount to the Adviser’s estimate of intrinsic value. These opportunities may arise when a company’s share price has fallen relative to the Adviser’s assessment of value or when the Adviser’s assessment of value has grown relative to a company’s share price.

The Adviser will focus its research on situations that are likely to create significant distortions in the market’s perception of value, such as spin-offs, mergers and acquisitions, changes of corporate management and other corporate events. Also, as a value investor, the Adviser may be attracted to companies whose shares have undergone a significant price decline. It is important to note, however, that in each of these situations, the triggering event is merely a starting place for more intensive research and not an automatic or mechanical signal to buy.

Finally, a strong sell discipline is essential to the Adviser’s overall value approach. The Adviser will generally have a specific price target in mind when entering a position and will constantly monitor each position as the stock price approaches such target.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Limited Operating History Risk. The Fund is an open-ended investment company with less than one year of operations. The Fund is designed for long-term investors and not as a trading vehicle.

Equity Securities Risks. The Fund invests primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund investments, regardless of the performance or expected performance of companies in which the Fund invests.

Value Stock Risk. The Fund invests in value stocks. When value investing is out of favor, the Fund’s share price may decline even though the companies the Fund invests in have sound fundamentals. In addition, investing in value stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values.

Market Risk. Because the Fund invests a substantial portion of its assets in common stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Management Risk. Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Non-Diversified Portfolio Risk. The Fund is non-diversified which means that its portfolio will be invested in a relatively small number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities.

See “Description of Principal Risks” beginning on page 65 for a discussion of each of these risks.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The Fund is non-diversified which means that its portfolio will be invested in a relatively small number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the Fund did not commence operations until March 31, 2015, annual performance information is not yet available.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-564-4517
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Performance Table:	rr_PerformanceTableHeading	Performance
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Institutional Class Shares only.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Because the Fund did not commence operations until March 31, 2015, annual performance information is not yet available. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results. Once available, updated performance information will be obtainable by calling 888-564-4517 or by visiting the Fund’s website at www.riverparkfunds.com.

The performance table below shows how the Fund’s actual since inception annual returns for the period ended December 31, 2015 compared to that of the Fund’s benchmarks (Morningstar Large Value Category (sourced Morningstar Principia) and the Russell 1000 Value Index):

Performance Table Closing	rr_PerformanceTableClosingTextBlock	Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.
RiverPark Focused Value Fund | Retail Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFVFX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.95%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[13]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	471
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	838
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,871
Since Inception	rr_AverageAnnualReturnSinceInception	(14.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
RiverPark Focused Value Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFVIX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[13]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 102
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	372
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	662
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,489
Since Inception	rr_AverageAnnualReturnSinceInception	(14.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
RiverPark Focused Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[13]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 203
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	679
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,182
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,566
RiverPark Focused Value Fund | Return After Taxes on Distributions | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	none	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015	[14]
RiverPark Focused Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	none	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015	[14]
RiverPark Focused Value Fund | Morningstar Large Value Category (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(4.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
RiverPark Focused Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(3.13%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
RiverPark Structural Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Section RiverPark Structural Alpha Fund Retail Class Shares Institutional Class Shares Class C Shares* * Class C Shares are not currently being offered for sale to investors.
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The RiverPark Structural Alpha Fund (“RiverPark Structural Alpha” or the “Fund”) seeks long-term capital appreciation while exposing investors to less risk than broad stock market indices.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	none
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

RiverPark Structural Alpha Fund seeks long-term capital appreciation while exposing investors to less risk than broad stock market indices by investing in a portfolio of options (the “Option Portfolio”) that RiverPark believes structurally will generate exposure to equity markets with less volatility. The Option Portfolio is structured such that the Fund is willing to trade-off opportunities for above average gains in exchange for income that will provide a cushion, and therefore some downside protection, during market declines. Income is generated through the writing or selling of options. The Option Portfolio will primarily consist of both listed and over-the-counter option spreads and short option positions on broad market indices, both domestic and foreign, including but not limited to, the S&P 500, Russell 2000 and MSCI EAFE. The Fund will generally maintain a short position on the S&P 500, or some other broad market index to provide partial protection during market declines. The Fund intends to invest the majority of its assets in cash alternatives and/or in a diversified portfolio of mostly short-term fixed income securities which will be used as collateral for its Option Portfolio positions. Philosophically, RiverPark believes that options on market indices are generally overpriced, and therefore, an investment approach that involves predominantly selling equity index options will structurally generate superior returns. Because index options are used by large industry participants to insure their portfolios against losses, the Adviser believes that a risk premium is built into the price of options to compensate the seller for incurring risk. Historically, since the inception of these instruments, the realized volatility of the underlying indices has been, on average, less than the implied volatilities suggested by the prices of index options. Therefore, it is generally accepted, that index options are overpriced, and RiverPark believes they will continue to be, on average, overpriced in the future. The selling of index call options limits returns. RiverPark is willing to trade away some degree of potential upside in order to generate more stable returns, partially protect against downside risk and lessen portfolio volatility. RiverPark believes preservation of capital is more important than the opportunity to realize outsized returns as a means to achieving the Fund’s objective.

RiverPark utilizes principally four basic investment strategies that when used in combination RiverPark believes will allow the Fund to achieve is investment objective. Although each of the strategies can be analyzed independently, RiverPark believes it is important to manage the Fund as a portfolio of these different strategies. Depending on market conditions, RiverPark will opportunistically overweight or underweight its allocation to any single investment strategy. These decisions are based on managing the risk profile of the portfolio and bottom-up analysis of the pricing of various option strategies available in the marketplace and are not based on any opinions regarding the direction of markets. RiverPark believes that by adhering to the Fund’s investment strategies it can achieve the Fund’s investment objective whether markets are generally rising or falling.

RiverPark’s principal investment strategies are first, to generate equity exposure through the use of long-dated call and put option spreads. Option spreads are generally the purchase and sale of options with the same maturity date, but different strike prices. At maturity, an index option has a value based on a contractual obligation that is equal to its intrinsic value. These option spreads will, if held to maturity, contractually generate superior returns when compared to the underlying index in market environments where the returns on the index are less than the capped return. Conversely, these positions will lag the underlying index, but will, if held to maturity, still generate positive returns, if the underlying return on the index is greater than the capped return. It is the Fund’s intention to normally hold spread positions with different capped returns and maturities. Secondly, the Fund will typically be short a basket of short-dated straddles and strangles on various market indices. Short straddles and strangles are generally the sale of a put option and the sale of a call option with the same maturity date, and the same exercise price in the case of straddles, or different exercise prices, in the case of strangles. This investment strategy involves the sale of index options that RiverPark believes are expensive and therefore should structurally contribute to the portfolio’s alpha. This strategy, which is market neutral, is intended to generate income and should provide superior returns in relatively stable or range-bound markets. The third investment strategy is a market short designed to reduce the portfolio’s exposure to market declines. Finally, the Fund seeks to generate what it believes will be modest income by investing the majority of its assets in cash alternatives or what RiverPark believes constitutes a diversified basket of mostly short-term fixed-income instruments. The Fund expects that the fixed-income instruments will be mostly U.S. Treasury Bills, overnight deposits at large commercial banks, commercial paper and investment grade securities with maturities of less than 3 years. Other than government securities and the bank deposits, positions sizes are expected to be limited to less than 5% of the Fund’s assets. This portfolio of fixed income instruments will provide the necessary collateral to support the Option Portfolio.

There is no assurance that the Fund will achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Equity Markets Risks. The Fund invests primarily in securities with exposure to equity securities or indices comprised of equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of the securities in which the Fund invests.

Options Risks. The Fund may purchase or sell call and put options on securities, including stock indices (such as the S&P 500 Index) to seek capital growth, to generate income or for hedging purposes. These options may be listed on domestic or foreign securities exchanges or traded in the over-the-counter market. The Fund will expose investors to the risks inherent in investing with options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase the loss associated with the Fund’s trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility. An option on a security provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the “premium.” The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. Selling options creates additional risks. The seller of a “naked” call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option. The seller of a “naked” put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option. Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to the Fund. The Fund may use over-the-counter options as part of its core strategy. When options are purchased over-the-counter, the Fund will bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its positions.

The Fund may use over-the-counter options as part of its core strategy. When options are purchased over-the-counter, the Fund will bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its positions.

An option position in an exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders. However, the Options Clearing Corporation, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

The Fund may also invest in so-called “synthetic” options or other options and derivative instruments written by broker-dealers, including options on baskets of specified securities. Synthetic options transactions involve the use of two financial instruments that, together, have the economic effect of an options transaction. The risks of synthetic options are generally similar to the risks of actual options, with the addition of increased market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

Risks of Using Leverage. The Fund may borrow money from a bank to meet redemptions or to meet short term cash needs. The Fund may also borrow money to purchase securities, a practice which is commonly referred to as “leverage”. Options are instruments that inherently utilize leverage as small amounts of option premiums can control much larger amounts of notional exposure. The use of leverage involves special risks. If the Fund’s assets decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

Risks of Short Sales. The Fund intends to maintain a short position on the overall market. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. If the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short.

Risks of Using Futures and Options on Futures on Stock Indices. The Fund intends to use futures and may use options on futures. The use of futures involves the risk that the futures contract may temporarily not correlate with the underlying index on which it is based. Additionally, futures contracts are leveraged vehicles where limited amounts of capital can expose the Fund to significant exposure to changes in the underlying index. Options on futures involve the risks associated with futures as well as the risks associated with using index options. When options are purchased over-the-counter, the Fund will bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its positions.

Risks of Investing in Fixed Income Securities. The Fund invests in fixed income securities. Fixed income securities are subject to credit risk and market risk, including interest rate risk. Credit risk is the risk of the issuer’s inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. There is no limitation on the maturities of fixed income securities in which the Fund invests. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates. The Fund primarily has a short-term maturity strategy.

Interest Rate Risk. The prices of securities in general and fixed-income securities in particular tend to be sensitive to interest rate fluctuations. Unexpected fluctuations in interest rates can result in significant changes in the prices of fixed-income securities. Given the current historically low interest rate environment, there is greater risk than normal of rising interest rates. The Fund intends to maintain a short-term bias to its fixed-income investments, which should mitigate much of the risk associated with rising interest rates. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the Fund earns on its floating rate investments.

Credit Risk. Debt portfolios are subject to credit risk. Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt obligations which are rated by rating agencies are often reviewed and may be subject to downgrade.

Below Investment Grade Securities Risks. The Fund may invest in fixed-income instruments which are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody’s Investors Service, Inc. and Standard & Poor’s Corporation and accordingly involve great risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and asked prices of such securities may be greater than those prevailing in other securities markets. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

Portfolio Turnover Risk. The Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in options, may have the effect of increasing the Fund’s annual rate of portfolio turnover. A high portfolio turnover rate will result in greater brokerage commissions and transaction costs. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Stock Market Risk. The Fund invests most or a substantial portion of its assets in securities based on an underlying equity index and is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Management Risk. Management risk means that the Adviser’s adherence to the Fund’s principal investment strategies and its other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Foreign Market Risk. The Fund may invest indirectly in foreign securities through investments with options based on underlying indices of foreign markets. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war. Some investments by the Fund may be made in “emerging markets”. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; lack of liquidity and greater price volatility due to the smaller size of the market for such securities and lower trading volume; political and social uncertainties; national policies that may restrict the Fund’s investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; greater risks of expropriation, confiscatory taxation and nationalization; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

See “Description of Principal Risks” beginning on page 65 for a discussion of each of these risks.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The performance information for periods prior to June 28, 2013 shown below is for the Fund’s predecessor partnership, Wavecrest Partners Fund I, L.P. The predecessor partnership was merged into and reorganized as the RiverPark Structural Alpha Fund, a series of RiverPark Funds Trust, as of June 28, 2013. The merger and reorganization of the predecessor partnership into the Fund was for purposes entirely unrelated to the establishment of a performance record. The Fund is managed by the same portfolio managers and in a manner that is in all material respects equivalent to the management of the predecessor partnership since its inception on September 26, 2008. During its operating history, the predecessor partnership’s investment policies, objectives, guidelines and restrictions were in all material respects equivalent to the Fund’s. The information for periods prior to June 28, 2013 shows how the predecessor partnership’s performance varied from year to year, and reflects the actual fees and expenses that were charged when the Fund was a partnership. When the Fund was a partnership, it charged certain investors a 20% performance fee and charged it investors non-performance related expenses, including a management fee, in excess of 2% at annual rates. The Fund does not charge a performance fee. If the annual returns for the predecessor partnership were charged the same fees and expenses as the Fund, the annual returns for the predecessor partnership would have been higher. From its inception on September 26, 2008 through June 28, 2013, the predecessor partnership, although not required to do so, would have complied with all restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”), including Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and restrictions associated with the use of leverage. The following information shows how the predecessor partnership’s performance varied from year to year, and reflects the actual fees and expenses that were charged when the Fund was a partnership. The information provides some indications of the risks of investing in the Fund. The bar chart shows you how the performance for the predecessor partnership varied from year to year. Comparison of performance to an appropriate index indicates how the predecessor partnership’s average annual returns compare with those of a broad measure of market performance. The predecessor partnership’s past performance is not necessarily an indication of how RiverPark Structural Alpha Fund will perform in the future. Past performance (before and after taxes) is no guarantee of future results. The Fund’s performance information will be available by calling 888-564-4517 or by visiting the Fund’s website at www.riverparkfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-564-4517
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The predecessor partnership’s past performance is not necessarily an indication of how RiverPark Structural Alpha Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (as of December 31) Institutional Class (RSAIX)
Bar Chart, Closing	rr_BarChartClosingTextBlock

1 Prior to June 28, 2013, the Fund was a private partnership and had one class of shares.

During the period of time shown in the bar chart, the highest quarterly return was 10.58% for the quarter ended June 30, 2009 and the lowest quarterly return was (7.81%) for the quarter ended September 30, 2011.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.81%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In September 2014, the Fund changed its secondary benchmark from the Morningstar Long/Short Equity Category to the Morningstar Market Neutral Category, which the Adviser believes is more appropriate given the Fund’s investment strategy and market exposure.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below shows how the Fund’s average annual return for the calendar year and five years ended December 31, 2015 and since inception of the Fund’s predecessor partnership (September 26, 2008) compared to that of the Fund’s benchmarks (the S&P 500 Total Return Index and the Morningstar Market Neutral Category (sourced from Morningstar Principia)):

Performance Table Closing	rr_PerformanceTableClosingTextBlock	Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.
RiverPark Structural Alpha Fund | Retail Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSAFX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[16]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 203
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	677
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,178
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,556
1 Year	rr_AverageAnnualReturnYear01	1.30%
5 Years	rr_AverageAnnualReturnYear05	4.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2008
RiverPark Structural Alpha Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSAIX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[16]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 178
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	582
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,013
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,210
2009	rr_AnnualReturn2009	18.88%
2010	rr_AnnualReturn2010	8.27%
2011	rr_AnnualReturn2011	4.45%
2012	rr_AnnualReturn2012	10.67%
2013	rr_AnnualReturn2013	4.86%
2014	rr_AnnualReturn2014	3.93%
2015	rr_AnnualReturn2015	1.49%
1 Year	rr_AverageAnnualReturnYear01	1.49%
5 Years	rr_AverageAnnualReturnYear05	5.04%
Since Inception	rr_AverageAnnualReturnSinceInception	7.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2008
RiverPark Structural Alpha Fund | C Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[16]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.75%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 278
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	884
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,515
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 3,213
RiverPark Structural Alpha Fund | Return After Taxes on Distributions | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.09%	[17]
5 Years	rr_AverageAnnualReturnYear05	none	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[17]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2008	[17]
RiverPark Structural Alpha Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.18%	[17]
5 Years	rr_AverageAnnualReturnYear05	none	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[17]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2008	[17]
RiverPark Structural Alpha Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	9.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2008
RiverPark Structural Alpha Fund | Morningstar Market Neutral Category (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.12%)	[18]
5 Years	rr_AverageAnnualReturnYear05	0.62%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	0.10%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2008	[18]
RiverPark Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Section RiverPark Strategic Income Fund Retail Class Shares Institutional Class Shares Class C Shares* * Class C Shares are not currently being offered for sale to investors.
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The RiverPark Strategic Income Fund (“RiverPark Strategic Income” or the “Fund”) seeks high current income and capital appreciation consistent with the preservation of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	54.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

RiverPark Strategic Income Fund seeks high current income and capital appreciation consistent with the preservation of capital by investing in both investment grade and non-investment grade debt, preferred stock, convertible bonds, bank loans, high yield bonds and income producing equities (collectively “Securities”) that Cohanzick Management, LLC (“Cohanzick”), RiverPark Strategic Income’s sub-adviser, deems appropriate for the Fund’s investment objective. Under normal circumstances, RiverPark Strategic Income will invest no less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in(1) fixed income securities that it believes are Money-Good (as described below), and for which, in the opinion of Cohanzick, if held to maturity, there is only a limited risk of loss of principal and (2) income producing equities, for which, in the opinion of Cohanzick, the issuing company has the resources to sustain its distributions. Other than for temporary purposes, the Fund will not borrow in order to gain leverage. Cohanzick analyzes each Security on a bottom-up basis and considers fixed income securities to be “Money-Good” if the enterprise value of the issuing company, when valued using what Cohanzick believes to be conservative valuation metrics, exceeds the value of the senior and pari passu debt of the considered investment. Pari passu debt is debt that ranks equally with the considered investment. For example, a $200 million debt issue with $300 million of senior debt of the same issuer may be considered by Cohanzick to be Money-Good if Cohanzick believed that the issuing company was able to sustainably generate in excess of $100 million of free cash flow per annum. In this example, the aggregate $500 million of debt represents five times Cohanzick’s estimate of free cash flow, which Cohanzick believes is a conservative valuation metric. RiverPark Strategic Income will invest in fixed income securities of various credit qualities (i.e., investment grade and non-investment grade) and maturities (i.e., long-term, intermediate and short-term). RiverPark Strategic Income may invest up to 35% of its assets in foreign fixed income securities that Cohanzick believes are Money-Good. RiverPark Strategic Income may also invest up to 35% of its assets in income producing equities that either have a substantial dividend yield or where Cohanzick believes the issuing company will distribute significant assets over a certain period of time. The Fund will have the capability to short Securities, including ETFs, to hedge the portfolio if Cohanzick believes it is consistent with achieving the Fund’s objective. RiverPark Strategic Income will be diversified by Security and by exposure to industries and sectors. The Fund, however, may, from time to time, concentrate its investments in a specific credit quality, such as high-yield, or maturity, such as short-term.

In addition to considering economic factors such as the effect of interest rates on RiverPark Strategic Income’s investments, Cohanzick applies a “bottom up” approach in choosing investments. This means that Cohanzick looks at income-producing Securities on an individual basis to determine if a Security is an attractive investment opportunity and if it is consistent with the Fund’s investment objective. If Cohanzick is unable to find such investments, the Fund’s uninvested assets may be held in cash or similar investments, subject to the Fund’s specific investment objective. Securities are generally held in the Fund’s portfolio until maturity. However, a Security may be sold prior to maturity. For example, a Security may be sold prior to maturity in light of a corporate action or announcement affecting the issuer. In addition, a Security may be purchased at a premium or discount and/or sold prior to maturity where Cohanzick believes it is advantageous to do so.

There is no assurance that the Fund will achieve its investment objectives.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Risks of Investing in Fixed Income Securities. The Fund invests a significant portion of its assets in fixed income securities. Fixed income securities are subject to credit risk and market risk, including interest rate risk. Credit risk is the risk of the issuer’s inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. There is no limitation on the maturities of fixed income securities in which the Fund invests. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

Fixed Income Securities Market Risk. Difficult conditions in the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for fixed income securities. Liquidity relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund’s books. To the extent that the market for fixed income securities suffers such a contraction, securities that were considered liquid at the time of investment could become temporarily illiquid, and the Adviser or sub-adviser may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund. There is no way to predict reliably when such market conditions could re-occur or how long such conditions could persist.

In the event of a severe market contraction precipitated by general market turmoil, economic conditions, changes in prevailing interest rates or otherwise, coupled with extraordinary levels of Fund shareholder redemption requests, the Fund may have to consider selling its holdings at a loss including at prices below the current value on the Fund’s books, borrowing money to satisfy redemption requests in accordance with the Fund’s borrowing policy, suspending redemptions or postponing payment of redemption requests for up to seven days or longer, as permitted by applicable law, or other extraordinary measures. In addition, if the Fund needed to sell large blocks of investments to meet shareholder redemption requests or to raise cash, those sales could further reduce prices, particularly for lower-rated and unrated securities.

Interest Rate Risk. The prices of securities in general and fixed-income securities in particular tend to be sensitive to interest rate fluctuations. Unexpected fluctuations in interest rates can result in significant changes in the prices of fixed-income securities. Given the current historically low interest rate environment, there is greater risk than normal of rising interest rates. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the Fund earns on its floating rate investments.

Credit Risk. Debt portfolios are subject to credit risk. Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt obligations which are rated by rating agencies are often reviewed and may be subject to downgrade.

Below Investment Grade Securities Risks. The Fund invests in fixed-income securities which are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody’s Investors Service, Inc. and Standard & Poor’s Corporation and accordingly involve great risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and ask prices of such securities may be greater than those prevailing in other securities markets. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments to a greater extent than for issuers of investments for higher grade debt securities. In addition, the market for lower grade debt securities may be less liquid than for higher grade debt securities.

High Yield Securities Risks. The Fund invests in high yield securities. Such securities are generally not exchange-traded and, as a result, trade in a smaller secondary market than exchange-traded bonds. In addition, the Fund invests in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments. High yield securities that are below investment grade or unrated face ongoing uncertainties and exposure to adverse business, financial or economic conditions which could lead to the issuer’s inability to meet timely interest and principal payments. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Companies that issue such securities are often highly leveraged and may not have available to them more traditional methods of financing. It is possible that a major economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is possible that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities.

Risks of Investing in Loans. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle. The Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. The typical practice of a lender in relying exclusively or primarily on reports from the borrower may involve the risk of fraud, misrepresentation, or market manipulation by the borrower. It is unclear whether U.S. federal securities law protections are available to an investment in a loan. In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. However, contractual provisions in the loan documents may offer some protections, and lenders may also avail themselves of common-law fraud protections under applicable state law.

Risks Associated with Investments in Distressed Securities. The Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Fund, they involve a substantial degree of risk. Any one or all of the issuers of the securities in which the Fund may invest may be unsuccessful or not show any return for a considerable period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Fund’s sub-adviser will correctly evaluate the value of the assets supporting distressed investments held by the Fund or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than the Fund’s original investment. Under such circumstances, the returns generated from the Fund’s investments in distressed securities may not adequately compensate for the risks assumed. In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investment in any instrument, and a significant portion of the obligations and preferred stock in which the Fund invests may be less than investment grade.

Foreign Securities Risk. The Fund may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war. Some investments by the Fund may be made in “emerging markets”. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; lack of liquidity and greater price volatility due to the smaller size of the market for such securities and lower trading volume; political and social uncertainties; national policies that may restrict the Fund’s investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; greater risks of expropriation, confiscatory taxation and nationalization; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

Management Risk. Management risk means that the Adviser’s or sub-adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Portfolio Turnover Risk. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Equity Securities Risks. The Fund may invest in income producing equity securities. Although investments in income producing equity securities are considered safer than equity securities in general, and equities historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests.

See “Description of Principal Risks” beginning on page 65 for a discussion of each of these risks.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-564-4517
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (as of December 31) Institutional Class (RSIIX)
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the highest quarterly return was 2.57% for the quarter ended March 31, 2014 and the lowest quarterly return was (2.66%) for the quarter ended September 30, 2015.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.66%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below shows how the Fund’s average annual return for the calendar year ended December 31, 2015 and since inception of the Fund (September 30, 2013) compared to that of the Fund’s benchmarks (the Barclays U.S. Aggregate Bond Index and the Morningstar Multisector Bond Category):

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results. Updated performance information will be obtainable by calling 888-564-4517 or by visiting the Fund’s website at www.riverparkfunds.com.

RiverPark Strategic Income Fund | Retail Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSIVX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 121
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	378
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	654
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,443
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
RiverPark Strategic Income Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSIIX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 92
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	287
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	498
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,108
2014	rr_AnnualReturn2014	4.15%
2015	rr_AnnualReturn2015	(3.83%)
1 Year	rr_AverageAnnualReturnYear01	(3.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
RiverPark Strategic Income Fund | C Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 193
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	597
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,026
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,222
RiverPark Strategic Income Fund | Return After Taxes on Distributions | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
RiverPark Strategic Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
RiverPark Strategic Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
RiverPark Strategic Income Fund | Morningstar Multisector Bond Category (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013

[1]	Other Expenses, which include administration, transfer agency, custodian, administrative servicing and shareholder servicing fees, are based on current estimated asset levels for the Retail Class Shares and Institutional Class Shares. Other Expenses for the Class C Shares are based on the estimated Other Expenses of the Institutional Class Shares. Other Expenses include a shareholder servicing fee of up to 0.25% for the Retail Class Shares and an administrative servicing fee of up to 0.15% for each of the classes to be used for non-distribution related services including providing shareholder accounting, client support and other services associated with maintaining shareholder accounts on various brokerage platforms.
[2]	RiverPark Advisors, LLC, the Fund's investment adviser ("RiverPark" or the "Adviser"), has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund's shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.00% for the Institutional Class Shares, 1.25% for the Retail Class Shares and 2.00% for the Class C Shares of the Fund's average net assets. This arrangement is in effect until at least January 31, 2017 and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Funds at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days' notice by a majority of the independent members of the Board or a majority of the Fund's outstanding shares. The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to certain limitations that:(1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the annual expense limitation in effect at the time of the waiver to be exceeded.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Other Expenses, which include administration, transfer agency, custodian, administrative servicing and shareholder servicing fees, are based on current estimated asset levels for the Retail Class Shares and Institutional Class Shares. Other Expenses for the Class C Shares are based on the estimated Other Expenses of the Institutional Class Shares. Other Expenses include a shareholder servicing fee of up to 0.25% for the Retail Class Shares and an administrative servicing fee of up to 0.15% for each of the classes to be used for non-distribution related services including providing shareholder accounting, client support and other services associated with maintaining shareholder accounts on various brokerage platforms.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[6]	Other Expenses, which include administration, transfer agency, custodian, administrative servicing and shareholder servicing fees, are based on current estimated asset levels for the Retail Class Shares and Institutional Class Shares. Other Expenses include a shareholder servicing fee of up to 0.25% for the Retail Class Shares and an administrative servicing fee of up to 0.15% for each of the classes to be used for non-distribution related services including providing shareholder accounting, client support and other services associated with maintaining shareholder accounts on various brokerage platforms.
[7]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[8]	Other Expenses, which include administration, transfer agency, custodian, administrative servicing and shareholder servicing fees, are based on current estimated asset levels for the Retail Class Shares and Institutional Class Shares. Other Expenses for the Class C Shares are based on the estimated Other Expenses of the Institutional Class Shares. Other Expenses include a shareholder servicing fee of up to 0.25% for the Retail Class Shares and an administrative servicing fee of up to 0.15% for each of the classes to be used for non-distribution related services including providing shareholder accounting, client support and other services associated with maintaining shareholder accounts on various brokerage platforms.
[9]	RiverPark Advisors, LLC, the Fund's investment adviser ("RiverPark" or the "Adviser"), has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund's shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.85% for the Institutional Class Shares, 2.00% for the Retail Class Shares and 2.85% for the Class C Shares of the Fund's average net assets. This agreement is in effect until at least January 31, 2017 and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Fund at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days' notice by a majority of the independent members of the Board or a majority of the Fund's outstanding shares. The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to certain limitations that:(1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the annual expense limitation in effect at the time of the waiver to be exceeded.
[10]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[11]	After-tax returns are not shown where noted because the privately offered fund, unlike a regulated investment company, was not required to make annual distributions to its investors.
[12]	Other Expenses, which include administration, transfer agency, custodian, administrative servicing and shareholder servicing fees, are based on current estimated asset levels for the Retail Class Shares and Institutional Class Shares. Other Expenses for the Class C Shares are based on the estimated Other Expenses of the Institutional Class Shares. Other Expenses include a shareholder servicing fee of up to 0.25% for the Retail Class Shares and an administrative servicing fee of up to 0.15% for each of the classes to be used for non-distribution related services including providing shareholder accounting, client support and other services associated with maintaining shareholder accounts on various brokerage platforms.
[13]	RiverPark Advisors, LLC, the Fund's investment adviser (the "Adviser"), has agreed contractually to waive its fees and to reimburse expenses of the Fund , including expenses associated with the Fund's shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.00% for the Institutional Class Shares, 1.25% for the Retail Class Shares and 2.00% for the Class C Shares of the Fund's average net assets. This agreement is in effect until at least January 31, 2017 and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Fund at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days' notice by a majority of the independent members of the Board or a majority of the Fund's outstanding shares.
[14]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[15]	Other Expenses, which include administration, transfer agency, custodian, administrative servicing and shareholder servicing fees, are based on current estimated asset levels for the Retail Class Shares and Institutional Class Shares. Other Expenses for the Class C Shares are based on the estimated Other Expenses of the Institutional Class Shares. Other Expenses include a shareholder servicing fee of up to 0.25% for the Retail Class Shares and an administrative servicing fee of up to 0.15% for each of the classes to be used for non-distribution related services including providing shareholder accounting, client support and other services associated with maintaining shareholder accounts on various brokerage platforms.
[16]	RiverPark Advisors, LLC, the Fund's investment adviser (the "Adviser"), has agreed contractually to waive its fees and to reimburse expenses of the Fund, including, for the Retail Class, expenses associated with the Fund's Shareholder Servicing Agreement, to the extent necessary to ensure that operating expenses (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund, fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 2.00% for the Retail Class Shares, 1.75% for the Institutional, and 2.75% for the Class C Shares of the Fund's average net assets. The Fund does not intend to enter into short sales that will cause the Fund to incur dividend and interest expense related to such short sales. This agreement is in effect until at least January 31, 2017 and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Funds at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days' notice by a majority of the independent members of the Board or a majority of the Fund's outstanding shares.
[17]	Prior to June 28, 2013, the Fund was an unregistered partnership, did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, the Fund is unable to show the after-tax returns for the predecessor partnership prior to June 28, 2013.
[18]	In September 2014, the Fund changed its secondary benchmark from the Morningstar Long/Short Equity Category to the Morningstar Market Neutral Category, which the Adviser believes is more appropriate given the Fund's investment strategy and market exposure.
[19]	Other Expenses, which include administration, transfer agency, custodian, administrative servicing and shareholder servicing fees, are based on current estimated asset levels for the Retail Class Shares and Institutional Class Shares. Other Expenses for the Class C Shares are based on the estimated Other Expenses of the Institutional Class Shares. Other Expenses include a shareholder servicing fee of up to 0.25% for the Retail Class Shares and an administrative servicing fee of up to 0.15% for each of the classes to be used for non-distribution related services including providing shareholder accounting, client support and other services associated with maintaining shareholder accounts on various brokerage platforms.